Issued capital	12 Months Ended
Jun. 30, 2026
Issued capital [abstract]
Issued capital

35. Issued capital

	Shares 2026	2026 USD	2025 USD
Fully paid ordinary shares	206,088,228	248,296,532	3,641

Movements in ordinary shares on issue

	Date	Shares	Issue price (USD)	USD
Balance at 1 July 2025		11,069,578		3,641
Shares issued to Advaitha Pty Ltd	1 Sep 25	73,748	40.68	3,000,069
Share subdivision — four for one	10 Nov 25	33,429,978	–	–
Balance at 31 December 2025		44,573,304		3,003,710
Conversion of SAFE notes of Braiin LLC and Raptor300 Inc	12 Feb 26	326,820	10.06	3,287,991
Shares issued to Uniqus Consultech Inc for services	12 Feb 26	84,306	10.17	857,392
Shares issued to Karmic Trading Pty Ltd and others for services	12 Feb 26	26,275	10.17	267,217
Shares issued to Jasmeet Singh on placement	11 Feb 26	196,638	10.17	1,999,808
Subscription shares issued to VIS shareholders (a)	12 Feb 26	4,382,603	10.17	44,571,073
Shares issued to acquire Connect Simple Pty Ltd	12 Feb 26	9,636,625	10.17	98,004,476
Shares issued to acquire Mirragin RAS Consulting Pty Ltd	12 Feb 26	353,982	10.17	3,599,997
Shares issued to acquire Mirragin Project Isidore Pty Ltd	12 Feb 26	63,914	10.17	650,005
Shares issued to acquire Nisus Australia Pty Ltd	12 Feb 26	310,717	10.17	3,159,992
Shares issued to remaining shareholders of Vega Global Technologies Pty Ltd	12 Feb 26	7,393,914	10.17	75,196,105
Shares issued to Maxim Group LLC for services	12 Feb 26	1,346,978	10.17	13,698,766
Share subdivision — three for one	28 Apr 26	137,392,152	–	–
Balance at 30 June 2026		206,088,228		248,296,532

(a)	Issued under a separate subscription agreement to shareholders of VIS Networks Private Limited and to employees of VIS Networks Private Limited to whom those shareholders directed part of their own entitlement, for cash of USD 6,136 (USD 0.0014 per share). For financial reporting purposes only, the shares are measured at USD 10.17 per share and the value of USD 44,564,937 in excess of the cash received is attributed to the consideration transferred for the VIS group (IFRS 3.37 and IFRS 3.B50; Notes 4 and 37). The attribution does not alter the legal form or terms of the subscription agreement.

Analysis of shares issued during the year

USD
Shares issued for cash	4,999,877
Shares issued on conversion of SAFE notes	3,287,991
Shares issued as consideration for acquisitions	180,610,575
Shares issued under the subscription agreement with shareholders and employees of VIS Networks Private Limited	44,571,073
Shares issued as share-based payments for services	14,823,375
248,292,891

Subscription by the shareholders of VIS Networks Private Limited

Under a subscription agreement dated 6 February 2026, separate from the agreements for the acquisition of the VIS group, certain shareholders and employees of VIS Networks Private Limited subscribed for 4,382,603 ordinary shares in the Company at USD 0.0014 per share. The shares were subscribed and paid for in cash. They were not issued under the agreements for the acquisition of the VIS group and were not issued in exchange for any shares in VIS Networks Private Limited or VIS Global PTE Ltd. The shares are subject to a formal lock-up, as to one half for twelve months and as to the other half for twenty-four months from issue. The subscription was made on the terms set out below.

Amount
Number of ordinary shares subscribed for	4,382,603
Subscription price per share	USD 0.0014
Aggregate subscription amount payable by the subscribers	USD 6,136
Amount recognised in issued capital, at USD 10.17 per share (Note 37)	USD 44,571,073

The aggregate subscription amount of USD 6,136 was received by the Company. It is the whole of the consideration paid by, and payable by, the subscribers in respect of those shares. The shares were issued fully paid and no further amount is due from any subscriber.

The shares were issued on 12 February 2026, the date the Company’s ordinary shares were admitted to quotation on The Nasdaq Global Market. They are recognised in issued capital at USD 10.17 per share, USD 44,571,073. USD 10.17 is the price achieved by the Company on its last issue of shares for cash before listing, to an unrelated investor on 11 February 2026, and is the price at which every share issued on 12 February 2026 is recognised (Note 37).

Terms and conditions

Ordinary shares entitle the holder to participate in dividends and in the proceeds on winding up of the Company in proportion to the number of shares held. On a show of hands every holder present in person or by proxy has one vote, and on a poll each share is entitled to one vote. Ordinary shares have no par value and the Company does not have a limited amount of authorised capital.

In accordance with the reverse acquisition accounting described in Note 2.7, shares issued to the former shareholders of Raptor300 Inc as consideration for the acquisition of that entity are excluded from issued capital. Issued capital is not remeasured for movements in foreign exchange rates and is carried at historical rates in accordance with IAS 21.